NEVADA EAGLE RESOURCES LLC (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Consolidated Statements of Operations of Discontinued Operations
Year Ended
March 31, 2011
Interest expense	$(29,244)
Gain of sale from discontinued operations	$664,952
Income from discontinued operations	$635,708